Nature of Operations and Continuance of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Continuance of Business

1.	Nature of Operations and Continuance of Business

Sanwire Corporation (formerly NT Mining Corporation) (the “Company”) was incorporated in the State of Nevada on February 10, 1997. The Company’s subsidiary, Bullmoose Mines Ltd. owns mineral lease #2775 plus 4 mineral claims located in the South Mackenzie Mining District, Northwest Territories, Canada.

On March 22, 2013, the Company exercised its option under a license agreement to acquire 100% ownership of the iPMine communication and mine safety system. Refer to Note 4. On May 28, 2013, the Company completed the acquisition of Tulsa, Oklahoma-based Aeronetworks LLC (“Aero”). Refer to Note 3. The Company has broadened its business plan to include wireless application in the mining sector through the acquisition of iPMine, which is operated under its subsidiary, iPTerra Technologies, Inc. (“iPTerra”), and Aero plays a role in the design and deployment of the underground network. iPTerra is a designer, developer, manufacturer and marketer of a real-time 2-way wireless and/or wireline communications, and mine safety solution for the global mining and industrial industry. Aero provides advanced telecommunications and broadband services to rural communities and Native American tribes with focus on the public safety, education and healthcare sectors Upon the acquisition of Aero, the Company is no longer a development stage company as defined by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of management to raise additional equity capital through private and public offerings of its common stock, and the attainment of profitable operations. As at June 30, 2013, the Company has a working capital deficit of $1,605,828 and has an accumulated deficit of $21,454,327 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

Sanwire Corporation (formerly, NT Mining Corporation) (“the Company”) was incorporated in the state of Nevada on February 10, 1997. Its wholly owned subsidiary, Bullmoose Mines Ltd. (“BML”), was incorporated in the Northwest Territories, Canada on February 29, 2000. On October 14, 2008, the Company acquired BML (Note 3).

The Company was formerly named Clear Water Mining, Inc. (to March 11, 1999), E-Casino Gaming Corporation (to June 21, 1999), E-Vegas.com Inc. (to July 20, 2000), 1st Genx.com Inc. (to October 18, 2001), Oasis Information Systems, Inc. (to January 27, 2005), 777 Sports Entertainment, Corp. (to September 26, 2008) and NT Mining Corporation (to March 8, 2013). On December 15, 2007, the Company’s former president passed away and the Company then discontinued its business operations.

BML owns Mineral Lease #2775 plus 4 mineral claims located in the South MacKenzie Mining District, Northwest Territories, Canada (the “Bullmoose Gold Mine Property”). According to a geological report issued May 6, 2008, from 1985 until shutdown in January 1987, approximately 54,000 tons of ore were mined and milled to produce approximately 20,001 ounces of gold by a former owner of the Bullmoose Gold Mine Property.

As part of the acquisition of BML, the Company is obligated to pay annual royalties of $36,000 and to pay down a debenture liability as disclosed in Note 7. Since the Company continues to retain title to Bullmoose Gold Mine Property as at December 31, 2012, these obligations continue to be reflected in the consolidated financial statements of the Company.

On or about December 15, 2010, the Company entered into an agreement to settle litigation related to the ownership of BML and to rescind its acquisition of BML (the “Settlement Agreement”). More particularly, the 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company. The closing date was set for June 30, 2012 (the “Closing Date”). As at December 31, 2012, the Company retains title to BML.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 3, 4, 7, 8, 11 and 14).

The Company is an exploration stage enterprise, as defined in Accounting Standards Codification (the “Codification” or “ASC”) 915-10, “Development Stage Entities”. The Company is devoting all of its present efforts in securing and establishing a new business, and its planned principle operations have not commenced, and, accordingly, no revenue has been derived during the organization period.

The consolidated financial statements as at December 31, 2012 and for the year then ended have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a loss of $464,429 for the year ended December 31, 2012 (2011 – $189,741) and has a working capital deficit of $1,372,035 at December 31, 2012 (2011 – $1,072,607).

The Company was subject to a cease trade order, which was pronounced by the British Columbia Securities Commission on August 18, 2009, by reason of the Company’s failure to file financial statements in British Columbia. The order was rescinded on December 27, 2012.

These factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Effective February 2, 2005, the Company affected a one (1) for three hundred (300) reverse stock split. Effective September 11, 2008, the Company affected a one (1) for two thousand (2,000) reverse stock split. Effective March 15, 2010, the Company affected a two (2) for one (1) forward stock split.

Effective March 8, 2013, the Company affected a one (1) for fifty (50) reverse stock split. All share and warrant amounts presented in the consolidated financial statements and in the notes thereto have been adjusted to reflect the reverse and forward stock splits (Note 8).

Management cannot provide assurance that the Company will ultimately achieve profitable operations, become cash flow positive, or raise additional debt and/or equity capital. Based on its prior demonstrated ability to raise capital, management believes that the Company’s capital resources should be adequate to continue operating and maintaining its business strategy during the fiscal year ending 2012. However, if the Company is unable to raise additional capital in the near future, due to the Company’s liquidity problems, management expects that the Company will need to curtail operations, liquidate assets, seek additional capital on less favorable terms and/or pursue other remedial measures. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.